Fair Value Measurements (Plan's Assets at Fair Value) (Details) - Fair Value, Inputs, Level 1 [Member] - EPB 005 [Member] - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Mutual Funds [Member]
Employee Benefit Plan, Investment, Fair Value and NAV [Line Items]
Plan’s assets at fair value	$ 546,520,034	$ 472,962,759
Essential Utilities, Inc. Common Stock [Member]
Employee Benefit Plan, Investment, Fair Value and NAV [Line Items]
Plan’s assets at fair value	$ 39,798,740	$ 44,881,156